Consolidated Balance Sheets (Parenthetical)	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Partners’ Capital:
Limited Partners' Capital Account, Units Issued	3,055,718	3,055,718	155,718
Limited Partners' Capital Account, Units Outstanding	3,055,718	3,055,718	155,718
General Partners' Capital Account, Units Issued	226,079,083	214,652,641	228,491,312
General Partners' Capital Account, Units Outstanding	226,079,083	214,652,641	228,491,312